Document And Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Sep. 01, 2018
Entity Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Sep. 01, 2018
Document Effective Date	Sep. 01, 2018
Prospectus Date	Sep. 01, 2018
DuPont Capital Emerging Markets Fund | Class I
Prospectus [Line Items]
Trading Symbol	DCMEX
DuPont Capital Emerging Markets Debt Fund | Class I
Prospectus [Line Items]
Trading Symbol	DCDEX
EIC Value Fund | Class A
Prospectus [Line Items]
Trading Symbol	EICVX
EIC Value Fund | Class C
Prospectus [Line Items]
Trading Symbol	EICCX
EIC Value Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	EICIX
EIC Value Fund | Retail Class
Prospectus [Line Items]
Trading Symbol	EICRX
Lateef Focused Growth Fund | Class A
Prospectus [Line Items]
Trading Symbol	LIMAX
Lateef Focused Growth Fund | Class C
Prospectus [Line Items]
Trading Symbol	LIMCX
Lateef Focused Growth Fund | Class I
Prospectus [Line Items]
Trading Symbol	LIMIX
Mount Lucas U.S. Focused Equity Fund | Class I
Prospectus [Line Items]
Trading Symbol	BMLEX
Pacific Capital U.S. Government Money Market Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	PCGXX
Pacific Capital U.S. Government Money Market Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	PCUXX
Pacific Capital Tax-Free Securities Fund | Class Y
Prospectus [Line Items]
Trading Symbol	PTXFX
Pacific Capital Tax-Free Short Intermediate Securities Fund | Class Y
Prospectus [Line Items]
Trading Symbol	PTFSX
Polen Growth Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	POLRX
Polen Growth Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	POLIX
Polen Global Growth Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	PGIIX
Polen Global Growth Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	PGIRX
Polen International Growth Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	POIRX
Polen International Growth Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	POIIX
Polen U.S. Small Company Growth Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	PBSRX
Polen U.S. Small Company Growth Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	PBSIX
Private Capital Management Value Fund | Class A
Prospectus [Line Items]
Trading Symbol	VFPAX
Private Capital Management Value Fund | Class I
Prospectus [Line Items]
Trading Symbol	VFPIX
Quality Dividend Fund | Class A
Prospectus [Line Items]
Trading Symbol	QDVAX
Quality Dividend Fund | Class C
Prospectus [Line Items]
Trading Symbol	QDVCX
Quality Dividend Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	QDVIX
SkyBridge Dividend Value Fund | Class A Shares
Prospectus [Line Items]
Trading Symbol	SKYAX
SkyBridge Dividend Value Fund | Class C Shares
Prospectus [Line Items]
Trading Symbol	SKYCX
SkyBridge Dividend Value Fund | Class I Shares
Prospectus [Line Items]
Trading Symbol	SKYIX